Long Term Liabilities to Banks and Others (Details) - Schedule of Long Term Liabilities to Banks and Others - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long Term Liabilities to Banks and Others (Details) - Schedule of Long Term Liabilities to Banks and Others [Line Items]
Long-term liabilities	$ 203,665
Current maturities	$ 87,791
Long-term liabilities net of current maturities		$ 115,874
Total long-term liabilities net of current maturities		157,229
NIS (Unlinked) [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of Long Term Liabilities to Banks and Others [Line Items]
Currency	NIS (Unlinked)
Long-term liabilities	$ 167,258
Current maturities	$ 78,726
Long-term liabilities net of current maturities		88,532
Total long-term liabilities net of current maturities		145,979
NIS (Unlinked) [Member] | Minimum [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of Long Term Liabilities to Banks and Others [Line Items]
Interest rate	1.40%
NIS (Unlinked) [Member] | Maximum [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of Long Term Liabilities to Banks and Others [Line Items]
Interest rate	5.00%
NIS (Linked to USD) [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of Long Term Liabilities to Banks and Others [Line Items]
Currency	USD (Unlinked) and NIS Linked to USD
Long-term liabilities	$ 36,407
Current maturities	$ 9,065
Long-term liabilities net of current maturities		27,342
Total long-term liabilities net of current maturities		$ 11,250
NIS (Linked to USD) [Member] | Minimum [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of Long Term Liabilities to Banks and Others [Line Items]
Interest rate	2.10%
NIS (Linked to USD) [Member] | Maximum [Member]
Long Term Liabilities to Banks and Others (Details) - Schedule of Long Term Liabilities to Banks and Others [Line Items]
Interest rate	2.25%